General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
General and administrative expenses [Abstract]
Disclosure of general and administrative expense [text block]

General and Administrative Expenses

in € m.	2017	2016	2015
General and administrative expenses:
IT costs	3,798	3,872	3,664
Occupancy, furniture and equipment expenses	1,849	1,972	1,944
Professional service fees	1,769	2,305	2,283
Communication and data services	686	761	807
Travel and representation expenses	405	450	505
Banking and transaction charges	744	664	598
Marketing expenses	309	285	294
Consolidated investments	0	334	406
Other expenses[1]	2,414	4,812	8,129
Total general and administrative expenses	11,973	15,454	18,632

[1] Includes litigation related expenses of € 213 million in 2017, € 2.4 billion in 2016 and € 5.2 billion in 2015. See Note 29 “Provisions”, for more detail on litigation.